PROPERTY AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 250	$ 270	$ 295